Description of Business and Summary of Significant Accounting Policies - Changes in the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts at beginning of year	$ 1,014	$ 1,648	$ 1,272
Provision for doubtful accounts	78	37	1,604
Currency adjustments	(77)	(5)	38
Write-offs, net of recoveries	21	(666)	(1,266)
Allowance for doubtful accounts at end of year	$ 1,036	$ 1,014	$ 1,648